Contents of Significant Accounts - Details of Investments Accounted for Under the Equity Method (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2025 USD ($)
Investments in associates and joint ventures [line items]
Amount	$ 36,869,092	$ 33,274,869	$ 1,175,298
SILICON INTEGRATED SYSTEMS CORP. (SIS) [member]
Investments in associates and joint ventures [line items]
Amount	$ 2,264,435	$ 1,922,753
Percentage of ownership or voting rights, Associates	17.99%	19.02%
FARADAY TECHNOLOGY CORP. (FARADAY) [member]
Investments in associates and joint ventures [line items]
Amount	$ 2,489,096	$ 2,484,001
Percentage of ownership or voting rights, Associates	13.80%	13.80%
UNIMICRON TECHNOLOGY CORP. (UNIMICRON) [member]
Investments in associates and joint ventures [line items]
Amount	$ 14,388,815	$ 13,824,584
Percentage of ownership or voting rights, Associates	13.01%	13.01%
MTIC HOLDINGS PTE. LTD. [member]
Investments in associates and joint ventures [line items]
Amount	$ 0	$ 0
Percentage of ownership or voting rights, Associates	45.44%	45.44%
UNITECH CAPITAL INC. [member]
Investments in associates and joint ventures [line items]
Amount	$ 524,403	$ 556,610
Percentage of ownership or voting rights, Associates	42.00%	42.00%
TRIKNIGHT CAPITAL CORPORATION (TRIKNIGHT) [member]
Investments in associates and joint ventures [line items]
Amount	$ 759,446	$ 1,298,112
Percentage of ownership or voting rights, Associates	40.00%	40.00%
HSUN CHIEH CAPITAL CORP. [member]
Investments in associates and joint ventures [line items]
Amount	$ 233,438	$ 266,066
Percentage of ownership or voting rights, Associates	40.00%	40.00%
PURIUMFIL INC. [member]
Investments in associates and joint ventures [line items]
Amount	$ 0	$ 12,340
Percentage of ownership or voting rights, Associates	0.00%	40.00%
HSUN CHIEH INVESTMENT CO., LTD. (HSUN CHIEH) [member]
Investments in associates and joint ventures [line items]
Amount	$ 4,855,031	$ 4,723,930
Percentage of ownership or voting rights, Associates	36.49%	36.49%
YANN YUAN INVESTMENT CO., LTD. (YANN YUAN) [member]
Investments in associates and joint ventures [line items]
Amount	$ 11,231,446	$ 8,044,460
Percentage of ownership or voting rights, Associates	26.78%	26.78%
UNITED LED CORPORATION HONG KONG LIMITED [member]
Investments in associates and joint ventures [line items]
Amount	$ 122,982	$ 101,468
Percentage of ownership or voting rights, Associates	25.14%	25.14%
VSENSE CO., LTD. (VSENSE) [member]
Investments in associates and joint ventures [line items]
Amount	$ 0	$ 0
Percentage of ownership or voting rights, Associates	0.00%	23.98%
TRANSLINK CAPITAL PARTNERS I, L.P. [member]
Investments in associates and joint ventures [line items]
Amount	$ 0	$ 40,545
Percentage of ownership or voting rights, Associates	0.00%	10.38%